Long Term Debt - Covenant Description and Compliance (Details)	12 Months Ended
Dec. 31, 2013
Compliance with loan-to-value ratios	As of December 31, 2013, the shipping segment was not in compliance with certain loan-to-value ratios contained in certain of its loan agreements. These loan-to-value ratio shortfalls do not constitute events of default that would automatically trigger the full repayment of the loan. Based on the loan agreements, loan-to-value shortfalls may be remedied by the Company by providing additional collateral or repaying the amount of the shortfall. In addition, as of December 31, 2013, the shipping segment was in breach of certain financial covenants, contained in the Company's loan agreements relating to $450,299 of the Company's debt (Note 3). As a result of this non-compliance and of the cross default provisions contained in all bank loan agreements of the shipping segment and in accordance with guidance related to the classification of obligations that are callable by the creditor, the Company has classified all of its shipping segment's bank loans in breach amounting to $942,799 as current at December 31, 2013.
Debt Instrument, Convertible, Terms of Conversion Feature	The holders may convert their Notes at any time on or after June 1, 2014, but prior to maturity. However, holders may also convert their Notes prior to June 1, 2014, under the following circumstances: (1) if the closing price of the common stock reaches and remains at or above 130% of the conversion price of $7.19 per share of common stock or 139.0821 share of common stock per $1,000 aggregate principal amount of Notes, in effect on that last trading day for at least 20 trading days in the period of 30 consecutive trading days ending on the last trading day of the calendar quarter immediately preceding the calendar quarter in which the conversion occurs; (2) during the ten consecutive trading-day period after any five consecutive trading-day period in which the trading price per $1,000 principal amount of the Notes for each day of that period was less than 98% of the closing price of the Company's common stock multiplied by then applicable conversion rate; or (3) if specified distributions to holders of the Company's common stock are made or specified corporate transactions occur. The Notes are unsecured and pay interest semi-annually at a rate of 5% per annum commencing June 1, 2010.
Term Bank Loan 14
Debt instrument covenant description	All term loan facilities bear interest at LIBOR plus a margin and are repayable in quarterly installments, beginning three months after the delivery of the first drillship.
Ocean Rig
Debt Instrument, Convertible, Terms of Conversion Feature	On August 30, 2013, Ocean Rig signed a supplemental agreement to amend certain provisions in its $1,350,000 secured term loan facility dated February 28, 2013. Under the terms of the agreement, the existing dividend restriction of up to 50% of preceding fiscal year net income amended to apply on a cumulative basis from July 1, 2013 onwards (50% of cumulative net income and 100% of cumulative losses) and include a carve-out to pay additional dividends up to the higher of (i) $150,000 and (ii) 5% of Ocean Rig's net tangible assets. Furthermore, the minimum interest coverage ratio requirement will be 2.0 times until June 30, 2015 and the maximum leverage ratio will be 6.5 times until June 30, 2014, 6.0 times until December 31, 2014 and 5.5 times until June 30, 2015.
Ocean Rig Mylos and Ocean Rig Skyros
Debt instrument covenant description	Under the agreement, Ocean Rig may only pay dividends or make other distributions in respect of its capital stock under the $1,350,000 secured term loan facility in an amount of up to 50% of net income of each previous financial year, provided in each case that Ocean Rig maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash and maintain such level for the next 12 months following the date of the dividend payment.
All three term loan facilities
Debt instrument payment terms	All term loan facilities bear interest at LIBOR plus a margin and are repayable in quarterly installments, beginning three months after the delivery of the first drillship. The Commercial Facilities mature five years after the first repayment date while the Eksportkreditt GIEK Facilities and Kexim Facilites mature five or eleven years after the first repayment date at the lenders option.